John Deere Owner Trust 2017-B	EXHIBIT 99.1
Statement to Noteholders

$200,000,000 Class A-1 1.35000% Asset Backed Notes due July 16, 2018
$230,000,000 Class A-2A 1.59% Asset Backed Notes due April 15, 2020
$90,000,000 Class A-2B Floating Rate Asset Backed Notes due April 15, 2020
$250,000,000 Class A-3 1.82% Asset Backed Notes due October 15, 2021
$87,230,000 Class A-4 2.11% Asset Backed Notes due July 15, 2024
$21,980,529 Overcollateralization

Payment Date:			15-May-18

One-Month LIBOR as of the LIBOR Determination Date:			1.89688%
Class A-2B interest rate:			2.00688%

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$188,529,544.73
		(ii) A-2A Note Pool Factor:	0.8196937

	(c)	(i) Outstanding Principal Amount of Class A-2B Notes:	$73,772,430.54
		(ii) A-2B Note Pool Factor:	0.8196937

	(d)	(i) Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$28,783,906.79
		per $1,000 original principal amount:	$125.15

	(c)	Class A-2B Notes:	$11,263,267.88
		per $1,000 original principal amount:	$125.15

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$40,047,174.67

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2A Notes:	$249,801.65
			per $1,000 original principal amount:	$1.09

		(iii)	Class A-2B Notes:	$119,264.45
			per $1,000 original principal amount:	$1.33

		(iv)	Class A-3 Notes:	$379,166.67
			per $1,000 original principal amount:	$1.52

		(v)	Class A-4 Notes:	$153,379.42
			per $1,000 original principal amount:	$1.76

		(vi)	Total:	$901,612.19

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$638,301,856.40
		(ii)	at end of related Collection Period:	$597,434,408.75

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$621,512,504.37
		(ii)	at end of related Collection Period:	$581,465,329.70

	(c)	Amount of Overcollateralization (i.e. Note Value less aggregate principal amount of Notes)
		(i)	at beginning of related Collection Period:	$21,980,529.00
		(ii)	at end of related Collection Period:	$21,980,529.00

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$159,745,637.93
		(ii)	A-2A Note Pool Factor:	0.6945463

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$62,509,162.67
		(ii)	A-2B Note Pool Factor:	0.6945463

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$531,918.21
		per $1,000 original principal amount of Notes and Certificate:		$0.59
	(b)	Amount of Servicing Fee earned:		$531,918.21
	(c)	Amount of Servicing Fee paid:		$531,918.21
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	Amount of Asset Representations Review Fees (max $200,000/calendar year):			$0.00

(9)	Amount paid to Certificateholder:			$1,644,817.61

(10)	(i)	Amount in Reserve Account:		$8,792,105.00
	(ii)	Specified Reserve Account Balance:		$8,792,105.00

(11)	(a)	Payoff Amount 30-59 days past due as of the end of the period:		$7,089,441.34
		(i)	Number of Receivables 30-59 days past due as of the end of the period:	$142.00
		(ii)	Payoff Amount 30-59 days past due as a percent of ending Pool Balance:	1.19%
	(b)	Payoff Amount 60-89 days past due as of the end of the period:		$3,643,853.29
		(i)	Number of Receivables 60-89 days past due as of the end of the period:	66
		(ii)	Payoff Amount 60-89 days past due as a percent of ending Pool Balance:	0.61%
	(c)	Payoff Amount 90-119 days past due as of the end of the period:		$784,456.08
		(i)	Number of Receivables 90-119 days past due as of the end of the period:	20
		(ii)	Payoff Amount 90-119 days past due as a percent of ending Pool Balance:	0.13%
	(d)	Payoff Amount 120-149 days past due as of the end of the period:		$368,266.45
		(i)	Number of Receivables 120-149 days past due as of the end of the period:	9
		(ii)	Payoff Amount 120-149 days past due as a percent of ending Pool Balance:	0.06%
	(e)	Payoff Amount 150-179 days past due as of the end of the period:		$947,843.69
		(i)	Number of Receivables 150-179 days past due as of the end of the period:	12
		(ii)	Payoff Amount 150-179 days past due as a percent of ending Pool Balance:	0.16%
	(f)	Payoff Amount 180 or more days past due as of the end of the period:		$696,439.23
		(i)	Number of Receivables 180 or more days past due as of the end of the period:	11
		(ii)	Payoff Amount 180 or more days past due as a percent of ending Pool Balance:	0.12%
	(g)	Total Payoff Amount 30 or more days past due as of the end of the period:		$13,530,300.08
		(i)	Number of Receivables 30 or more days past due as of the end of the period:	260
		(ii)	Payoff Amount 30 or more days past due as a percent of ending Pool Balance:	2.26%

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,440,858.74
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.08%

(13)	(a)	Current Period Loss Information:
		(i)	Realized losses to the Trust as of liquidation date (Gross Losses):	$37,906.01
		(ii)	Change in accrued loss on Receivables 180 or more days past due and unliquidated repossessed inventory¹:	$40,036.10
		(iii)	Proceeds to the Trust after liquidation of Receivables (Recoveries):	$0.00
		(iv)	Aggregate amount of Net Losses (i+ii+iii)¹:	$77,942.11
		(v)	Change in amount (Pay-off Amount) of Receivables 180 or more days past due¹:	$206,382.98
		(vi)	Change in amount (Principal Balance) of Receivables with repossessed liquidated and unliquidated equipment:	$139,036.58
		(vii)	Change in number of Receivables with Recoveries:	-
		(viii)	Change in number of Receivables with Net Losses¹:	2
		(ix)	Aggregate Net Loss as a percent of Initial Pool Balance¹:	0.01%
		(x)	Aggregate Net Loss as a percent of average Pool Balance¹:	0.01%
		(xi)	Change in Cumulative Average Net Loss amount for the period¹:	$1,944.61

	(b)	Cumulative Loss Information:
		(i)	Realized losses to the Trust as of liquidation date (Gross Losses):	$46,348.13
		(ii)	Accrued loss on Receivables 180 or more days past due and unliquidated repossessed inventory:	$349,566.09
		(iii)	Proceeds to the Trust after liquidation of Receivables (Recoveries):	$0.00
		(iv)	Aggregate amount of Net Losses (i+ii+iii):	$395,914.22
		(v)	Amount (Pay-off Amount) of Receivables 180 or more days past due:	$696,439.23
		(vi)	Amount (Principal Balance) of Receivables with repossessed liquidated and unliquidated equipment:	$786,846.67
		(vii)	Number of Receivables with Recoveries:	-
		(viii)	Number of Receivables with Net Losses:	27
		(ix)	Aggregate Net Loss as a percent of Initial Pool Balance:	0.04%
		(x)	Aggregate Net Loss as a percent of average Pool Balance:	0.05%
		(xi)	Average Net Loss amount (iv/viii):	$14,663.49

(14)	(a)	Delinquency Trigger:		14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:		1.08%
	(c)	Delinquency Trigger Occurred: Y/N		N

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$6,680,880.75
		(ii)	% of Pool Balance:	1.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%